Schedule of Delinquent Participant Contributions	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

ROCKY MOUNTAIN CHOCOLATE FACTORY, INC. 401(k) PLAN

SUPPLEMENTAL SCHEDULE

SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

For the year ended February 28, 2025

EIN: 84-0910696

Plan No. 001

Total that Constitute Nonexempt Prohibited Transactions

Check Here if Participant Loan Repayments are Included	Contributions not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
X		$ 118,756